Correction Of Error Relating To Year-End Cut-Off in Respect of The 2018 Financial Year End	12 Months Ended
Dec. 31, 2020
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Correction Of Error Relating To Year-End Cut-Off in Respect of The 2018 Financial Year End
43.	CORRECTION OF ERROR RELATING TO YEAR-END CUT-OFF IN RESPECT OF THE 2018 FINANCIAL YEAR END
During the Group’s 2019 financial year, management identified that transactions between cost close (the date the general ledger was closed for reporting purposes) and calendar year-end had not been recorded in respect of the 2018 financial year. This resulted in restatements to a number of financial statement captions within the 2018 statement of financial position and statement of cash flows. The error was corrected by restating each of the affected financial statement line items for prior periods.
No adjustments were made to the 2018 consolidated income statement, statement of changes in equity and statement of comprehensive income. There was no impact on the Group’s basic, headline or diluted earnings per share for the year ended 31 December 2018.